Note 21 - Restatement (Unaudited) - Condensed Consolidated Statements of Operations (Unaudited) (As Restated) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net income	$ 70,663	$ 61,989	$ 55,239	$ 47,755	$ (35,099)
Income allocated to participating securities	(7,511)	(6,619)	(5,980)	(5,240)	0
Net income attributable to Common Shareholders, basic	$ 63,152	$ 55,370	$ 49,073	$ 42,329	$ (35,099)
Net income attributable to Common Shareholders per share, basic (in dollars per share)	$ 8.58	$ 7.56	$ 6.69	$ 5.73	$ (5.86)
Shares used in computing net income attributable to Common Shareholders per share, basic (in shares)	7,356,952	7,319,279	7,338,853	7,385,348	5,993,013
Income allocated to participating securities	$ (7,508)	$ (6,618)	$ (5,975)	$ (5,227)	$ 0
Net income attributable to Common Shareholders, diluted	$ 63,155	$ 55,371	$ 49,078	$ 42,342	$ (35,099)
Net income attributable to Common Shareholders per share, diluted (in dollars per share)	$ 8.58	$ 7.56	$ 6.68	$ 5.72	$ (5.86)
Shares used in computing net income attributable to Common Shareholders per share, diluted (in shares)	7,360,453	7,321,022	7,345,954	7,406,986	5,993,013
Deemed dividend related to Series A Redeemable Convertible Preferred Stock			$ (186)	$ (186)	$ 0
Previously Reported [Member]
Net income	$ 70,663	$ 61,989	55,239
Income allocated to participating securities	0	0	(129)
Net income attributable to Common Shareholders, basic	$ 70,663	$ 61,989	$ 54,924
Net income attributable to Common Shareholders per share, basic (in dollars per share)	$ 9.60	$ 8.47	$ 7.48
Shares used in computing net income attributable to Common Shareholders per share, basic (in shares)	7,356,952	7,319,279	7,338,853
Income allocated to participating securities	$ 0	$ 0	$ (129)
Net income attributable to Common Shareholders, diluted	$ 70,663	$ 61,989	$ 54,924
Net income attributable to Common Shareholders per share, diluted (in dollars per share)	$ 9.60	$ 8.47	$ 7.46
Shares used in computing net income attributable to Common Shareholders per share, diluted (in shares)	7,360,453	7,321,022	7,367,293
Deemed dividend related to Series A Redeemable Convertible Preferred Stock			$ (186)
Revision of Prior Period, Adjustment [Member]
Net income	$ 0	$ 0	0
Income allocated to participating securities	(7,511)	(6,619)	(5,851)
Net income attributable to Common Shareholders, basic	$ (7,511)	$ (6,619)	$ (5,851)
Net income attributable to Common Shareholders per share, basic (in dollars per share)	$ (1.02)	$ (0.91)	$ (0.79)
Shares used in computing net income attributable to Common Shareholders per share, basic (in shares)	0	0	0
Income allocated to participating securities	$ (7,508)	$ (6,618)	$ (5,846)
Net income attributable to Common Shareholders, diluted	$ (7,508)	$ (6,618)	$ (5,846)
Net income attributable to Common Shareholders per share, diluted (in dollars per share)	$ (1.02)	$ (0.91)	$ (0.78)
Shares used in computing net income attributable to Common Shareholders per share, diluted (in shares)	0	0	(21,339)
Deemed dividend related to Series A Redeemable Convertible Preferred Stock			$ 0